Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Operating Revenue [Line Items]
Gross revenues	R$ 31,974,106	R$ 29,647,019	R$ 30,385,041
PIS/Pasep and Cofins	(2,577,655)	(2,477,418)	(2,516,317)
ICMS (VAT)	(3,491,400)	(2,733,900)	(3,657,564)
Sectorial Charges	(3,250,371)
Service tax	(3,644)	(4,087)	(6,351)
Net Revenue	22,651,036	21,479,468	20,535,341
Electricity Sales To Final Customers [Member]
Net Operating Revenue [Line Items]
Gross revenues	11,383,852	10,384,872	11,392,957
PIS/Pasep and Cofins	(923,534)
ICMS (VAT)	(1,400,957)
Sectorial Charges	(604,371)
Service tax	0
Net Revenue	8,454,990	7,946,168	7,510,037
Electricity Sales To Distributors [Member]
Net Operating Revenue [Line Items]
Gross revenues	3,674,579	4,235,612	4,534,515
PIS/Pasep and Cofins	(476,396)
ICMS (VAT)	(17,461)
Sectorial Charges	(60,094)
Service tax	0
Net Revenue	3,120,628	3,602,788	3,814,409
Use Of The Main Distribution And Transmission Grid [Member]
Net Operating Revenue [Line Items]
Gross revenues	12,737,940	10,930,593	9,843,657
PIS/Pasep and Cofins	(1,031,028)
ICMS (VAT)	(2,072,970)
Sectorial Charges	(2,585,906)
Service tax	0
Net Revenue	7,048,036	6,002,192	4,828,841
Construction Income [Member]
Net Operating Revenue [Line Items]
Gross revenues	2,550,809	2,333,787	2,164,134
PIS/Pasep and Cofins	0
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	2,550,809	2,333,787	2,164,134
Fair Value Of Assets From The Indemnity For The Concession [Member]
Net Operating Revenue [Line Items]
Gross revenues	82,424	62,167	79,169
PIS/Pasep and Cofins	0
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	82,424	62,167	79,169
Piped Gas Distribution Service Concession [Member]
Net Operating Revenue [Line Items]
Gross revenues	0
PIS/Pasep and Cofins	0
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	0	0	0
Sectorial Financial Assets And Liabilities Result [Member]
Net Operating Revenue [Line Items]
Gross revenues	923,724
PIS/Pasep and Cofins	(85,444)
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	838,280	971,203	1,676,936
Other Operating Revenue [Member]
Net Operating Revenue [Line Items]
Gross revenues	620,778
PIS/Pasep and Cofins	(61,253)
ICMS (VAT)	(12)
Sectorial Charges	0
Service tax	(3,644)
Net Revenue	R$ 555,869	R$ 561,163	R$ 461,815